INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net	$ 3,244,357	$ 3,629,821
Intellectual Technology [Member]
Amortization Period	10 years	10 years
Intangible Assets, Gross	$ 3,854,675	$ 3,854,675
Accumulated Amortization	610,318	224,854
Intangible Assets, Net	$ 3,244,357	$ 3,629,821